Consolidated Statement of Equity (USD $)	Total	Common stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest
Balance, December 31, 2013 at Dec. 31, 2010	$ 7,654,000,000	$ 0	$ 6,613,000,000	$ 710,000,000	$ 209,000,000	$ 122,000,000
Balance, January 1, 2014 (in shares) at Dec. 31, 2010		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612,000,000		0	560,000,000	0	52,000,000
Other comprehensive (expense) income:
Foreign currency translation adjustments	(10,000,000)		0	0	(15,000,000)	5,000,000
Dividends paid to Liberty and noncontrolling interest	(267,000,000)		1,000,000	(218,000,000)	0	(50,000,000)
Tax benefit resulting from exercise of employee stock options	8,000,000		8,000,000	0	0	0
Stock based compensation	22,000,000		22,000,000	0	0	0
Balance, June 30, 2014 at Dec. 31, 2011	8,019,000,000	0	6,644,000,000	1,052,000,000	194,000,000	129,000,000
Balance, June 30, 2014 (in shares) at Dec. 31, 2011		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	687,000,000		0	624,000,000	0	63,000,000
Other comprehensive (expense) income:
Foreign currency translation adjustments	(27,000,000)		0	0	(8,000,000)	(19,000,000)
Dividends paid to Liberty and noncontrolling interest	(1,899,000,000)		(33,000,000)	(1,837,000,000)	0	(29,000,000)
Tax benefit resulting from exercise of employee stock options	20,000,000		20,000,000	0	0	0
Stock based compensation	34,000,000		34,000,000	0	0	0
Balance, June 30, 2014 at Dec. 31, 2012	6,834,000,000	0	6,665,000,000	(161,000,000)	186,000,000	144,000,000
Balance, June 30, 2014 (in shares) at Dec. 31, 2012		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	633,000,000		0	588,000,000	0	45,000,000
Other comprehensive (expense) income:
Foreign currency translation adjustments	(72,000,000)		0	0	(47,000,000)	(25,000,000)
Dividends paid to Liberty and noncontrolling interest	(1,104,000,000)		(12,000,000)	(1,047,000,000)	0	(45,000,000)
Tax benefit resulting from exercise of employee stock options	12,000,000		12,000,000	0	0	0
Stock based compensation	38,000,000		38,000,000	0	0	0
Balance, June 30, 2014 at Dec. 31, 2013	6,341,000,000	0	6,703,000,000	(620,000,000)	139,000,000	119,000,000
Balance, June 30, 2014 (in shares) at Dec. 31, 2013		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	262,000,000		0	243,000,000	0	19,000,000
Other comprehensive (expense) income:
Foreign currency translation adjustments	18,000,000		0	0	15,000,000	3,000,000
Dividends paid to Liberty and noncontrolling interest	(516,000,000)		0	(491,000,000)	0	(25,000,000)
Tax benefit resulting from exercise of employee stock options	8,000,000		8,000,000	0	0	0
Stock based compensation	18,000,000		18,000,000	0	0	0
Balance, June 30, 2014 at Jun. 30, 2014	$ 6,112,000,000	$ 0	$ 6,724,000,000	$ (882,000,000)	$ 154,000,000	$ 116,000,000
Balance, June 30, 2014 (in shares) at Jun. 30, 2014		1